ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
	US$’000	US$’000

Accounts receivable – third parties	6,322	5,578
Accounts receivable – related parties	732	166
Total accounts receivable	7,054	5,744
Less: Allowance for expected credit loss	(873)	(403)
Accounts receivable, net	6,181	5,341

Allowance for expected credit loss movement:
Beginning of the financial year	403	284
Add: Provision for estimated credit losses	532	145
Less: Estimated credit losses no longer required	(58)	-
(Less): Currency translation differences	(4)	(26)
End of the financial year	873	403

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivables are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.